Sales	12 Months Ended
Dec. 31, 2022
Sales [Abstract]
SALES

NOTE 12 – SALES

Disaggregated sales by types as of December 31, 2022, 2021 and 2020 consisted of the following:

	2022	2021	2020
Inverters	$14,065,166	$15,356,847	$12,751,905
Chargers	582,040	1,400,506	745,955
Gasoline generators	11,790,582	1,542,670	446,292
Other products	471,237	328,863	177,686
Total	$26,909,025	$18,628,886	$14,121,838

There is no warranty, discount or return policy documented in the sales agreements.